Intangable Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangable assets, net
	As of December 31, 2019
	Gross carrying value	Accumulated amortization and impairment	Net carrying value

Software	$182,893	$182,704	$189
Trademarks	1,223,302	1,223,302	-
Patents	54,564,009	7,265,078	47,298,931
	$55,970,204	$8,671,084	$47,299,120

	As of December 31, 2018
	Gross carrying value	Accumulated amortization and impairment	Net carrying value

Software	$3,179,437	$3,178,785	$652
Trademarks	1,243,443	1,243,443	-
Patents	54,572,127	1,808,781	52,763,346
	$58,995,007	$6,231,009	$52,763,998

Schedule of future minimum amortization expenses of intangible assets
Year ending December 31,	Principal
2020	$5,457,147
2021	5,456,956
2022	5,456,956
2023	5,456,956
2024	5,456,956
Thereafter	20,014,149
$47,299,120